UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6196
                                   811-21298

Name of Fund:  CMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA Treasury Fund and Master Treasury Trust, 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA Treasury Fund

Schedule of Investments as of December 31, 2004



              Beneficial Interest    Mutual Funds                                                                  Value
                  $   859,013,166    Master Treasury Trust                                                  $   874,401,380

                                     Total Mutual Funds (Cost - $874,242,382) - 100.0%                          874,401,380

                                     Total Investments (Cost-$874,242,382) - 100.0%                             874,401,380
                                     Liabilities in Excess of Other Assets - (0.0%)                               (398,958)
                                                                                                            ---------------
                                     Net Assets - 100.0%                                                    $   874,002,422
                                                                                                            ===============


Master Treasury Trust

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                                                        Face              Interest             Maturity
Issue                                                 Amount                  Rate                 Date               Value
U.S. Government Obligations* - 97.3%

U.S. Treasury Bills                              $    50,809           1.70-2.037  %          1/06/2005       $      50,792
                                                      89,076             1.71-1.93            1/13/2005              89,015
                                                      45,464          1.82 - 1.885            1/20/2005              45,417
                                                      95,967            1.838-2.00            1/27/2005              95,828
                                                      93,775            1.722-2.05            2/03/2005              93,601
                                                     106,381             1.69-2.05            2/10/2005             106,140
                                                     130,864           1.722-2.132            2/17/2005             130,534
                                                     179,946           1.765-2.165            2/24/2005             179,429
                                                     134,112           1.912-2.186            3/03/2005             133,657
                                                      99,532             2.08-2.19            3/10/2005              99,152
                                                      91,925           2.122-2.155            3/17/2005              91,535
                                                      28,994           2.166-2.167            3/24/2005              28,855
                                                     133,000            1.94-2.206            3/31/2005             132,298
                                                      20,841             1.96-2.22            4/07/2005              20,719
                                                       9,500                  2.40            6/16/2005               9,394
                                                      19,000           2.458-2.477            6/23/2005              18,776
                                                      38,000           2.532-2.550            6/30/2005              37,534

U.S. Treasury Notes                                    4,000                 1.125            6/30/2005               3,973
                                                       5,000                 1.625           10/31/2005               4,957
                                                       9,500                  5.75           11/15/2005               9,743
                                                       4,500                  1.50            3/31/2006               4,427

Total U.S. Government Obligations (Cost - $1,385,739)                                                             1,385,776

Total U.S. Government Obligations (Cost - $1,385,739)                                                             1,385,776

Total Investments  (Cost - $1,385,739**)  - 97.3%                                                                 1,385,776
Other Assets Less Liabilities - 2.7%                                                                                 39,002
                                                                                                              -------------
Net Assets - 100.0%                                                                                           $   1,424,778
                                                                                                              =============

 * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust.  U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                              (in Thousands)

   Aggregate cost                              $   1,385,739
                                               =============
   Gross unrealized appreciation               $         174
   Gross unrealized depreciation                       (137)
                                               -------------
   Net unrealized appreciation                 $          37
                                               =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Treasury Fund and Master Treasury Trust



By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA Treasury Fund and Master Treasury Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA Treasury Fund and Master Treasury Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA Treasury Fund and Master Treasury Trust


Date: February 24, 2005